Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property and equipment, net	$ 7,069	$ 9,536
Right of use asset, net	8,061	9,825
Intangible assets, net	601	906
Investments held at fair value	191,426	317,841
Investment in associates – equity method	2,397	3,185
Investments in notes from associates, non-current	6,350	4,600
Other non-current assets	475	878
Total non-current assets	216,379	346,771
Current assets
Trade and other receivables	1,522	2,376
Income tax receivable	0	11,746
Prepaid expenses	4,404	4,309
Other financial assets	1,642	1,628
Investment in notes from associate, current	11,381	0
Short-term investments	86,666	136,062
Cash and cash equivalents	280,641	191,081
Total current assets	386,256	347,201
Total assets	602,635	693,973
Equity
Share capital	4,860	5,461
Share premium	290,262	290,262
Treasury stock	(46,864)	(44,626)
Merger reserve	138,506	138,506
Translation reserve	182	182
Other reserve	(4,726)	(9,538)
Retained earnings/(Accumulated deficit)	32,486	83,820
Equity attributable to the owners of the Group	414,707	464,066
Non-controlling interests	(6,774)	(5,835)
Total equity	407,933	458,232
Non-current liabilities
Sale of future royalties liability, non-current	136,782	110,159
Deferred tax liability	0	52,462
Lease liability, non-current	14,671	18,250
Liability for share-based awards	1,861	3,501
Total non-current liabilities	153,314	184,371
Current liabilities
Lease liabilities (including current portion)	3,579	3,394
Trade and other payables	27,020	44,107
Sale of future royalties liability, current	6,435	0
Taxes payable	75	0
Notes payable	4,111	3,699
Preferred share liability	169	169
Total current liabilities	41,388	51,370
Total liabilities	194,702	235,741
Total equity and liabilities	$ 602,635	$ 693,973